Employee Postretirement Benefits (Pension Plans with an ABO in Excess of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ABO	$ 2,042	$ 2,259
Fair value of plan assets	$ 1,874	$ 2,093